UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:  513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Common Stocks
Comcast Corp. - Class A	122,400	$4,601,016
Lowe's Companies Inc.	64,600	5,310,766
TJX Companies Inc.	38,300	3,028,764
VF Corp.	74,200	4,078,774
10.4% - Total For Consumer Discretionary		$17,019,320

Coca Cola Co.	105,820	5,032,242
CVS Health Corp.	64,105	4,491,001
Nestle SA ADR	88,400	6,797,960
Procter & Gamble Co.	33,990	3,054,001
Unilever PLC	68,200	3,364,988
Wal-Mart Stores Inc.	46,500	3,351,720
16.0% - Total For Consumer Staples		$26,091,912

Chevron Corp.	28,775	3,089,572
Royal Dutch Shell PLC, Class B ADR	91,500	5,108,445
Schlumberger Ltd.	35,150	2,745,215
6.7% - Total For Energy		$10,943,232

American Express Co.	70,800	5,600,988
Chubb Ltd.	36,725	5,003,781
Iberiabank Corp.	61,100	4,833,010
Invesco Ltd.	96,585	2,958,399
Marsh & McLennan Companies Inc.	46,700	3,450,663
Morningstar Inc.	20,900	1,642,740
PNC Financial Services Group Inc.	25,500	3,066,120
S&P Global Inc.	25,000	3,268,500
18.3% - Total For Financial Services		$29,824,201

Abbott Laboratories	116,400	5,169,324
Danaher Corp.	54,900	4,695,597
Medtronic PLC	60,200	4,849,712
Zimmer Biomet Holdings	42,700	5,214,097
Zoetis Inc.	88,400	4,717,908
15.1% - Total For Health Care		$24,646,638

Carlisle Cos. Inc.	30,400	3,234,864
Paccar Inc.	52,000	3,494,400
Roper Technologies Inc.	16,300	3,365,787
Union Pacific Corp.	28,350	3,002,832
8.0% - Total For Industrials		$13,097,883

Accenture PLC - Class A	12,120	1,452,946
Alphabet Inc. - Class A*	3,900	3,306,420
Apple Inc.	49,610	7,126,973
Automatic Data Processing Inc.	48,000	4,914,720
Cisco Systems Inc.	94,400	3,190,720
Cognizant Technology Solutions Corp.*	47,000	2,797,440
Mastercard Inc.- Class A	43,800	4,926,186
Microsoft Corp.	48,360	3,184,989
Oracle Corp.	76,400	3,408,204
21.1% - Total For Information Technology		$34,308,598

AT&T Inc.	76,640	3,184,392
2.0% - Total For Telecommunication Services		$3,184,392

Total Common Stocks 97.6%		$159,116,176
(Identified Cost $131,233,712)

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Cash Equivalents

First American Government Obligation Fund, Class Z**	3,844,458	3,844,458
Total Cash Equivalents 2.4%		$3,844,458
(Identified Cost $3,844,458)

Total Portfolio Value 100.0%		$162,960,634
(Identified Cost $135,078,170)

Other Assets in Excess of Liabilities 0.0%		$6,183

Total Net Assets 100.0%		$162,966,817

* Non-income producing security.

** Variable Rate Security; as of March 31, 2017, the 7 day annualized yield was 0.61%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Common Stocks
Amazon.com Inc.	550	$487,597
Lowe's Companies Inc.	12,310	$1,012,005
Nike Inc. Class B	16,370	912,300
Priceline Group Inc.*	610	1,085,782
Starbucks Corp.	15,560	908,548
TJX Companies Inc.	11,270	891,232
Walt Disney Co.	4,105	465,466
12.4% - Total For Consumer Discretionary		$5,762,930

CVS Health Corp.	11,620	912,170
Nestle SA ADR	11,440	879,736
Pepsico Inc.	9,040	1,011,214
Procter & Gamble Co.	10,680	959,598
8.1% - Total For Consumer Staples		$3,762,718

Chevron Corp.	7,720	828,896
EOG Resources Inc.	13,140	1,281,807
Schlumberger Ltd.	15,705	1,226,561
7.2% - Total For Energy		$3,337,264

American Express Co.	7,230	571,965
Berkshire Hathaway Inc. Class B*	5,550	925,074
Chubb Ltd.	6,900	940,125
Iberiabank Corp.	10,710	847,161
Invesco Ltd.	22,500	689,175
JP Morgan Chase & Co.	10,350	909,144
S&P Global Inc.	3,590	469,357
Wells Fargo & Co.	8,790	489,251
12.6% - Total For Financial Services		$5,841,252

Allergan PLC*	3,100	740,652
Biogen Inc.*	2,900	792,918
Celgene Corp.*	7,249	901,993
Danaher Corp.	11,330	969,055
Johnson & Johnson	7,225	899,874
Medtronic PLC	11,170	899,855
Pantheon N.V.	35,210	927,431
Zoetis Inc.	25,170	1,343,323
16.1% - Total For Health Care		$7,475,101

3M Co.	4,540	868,638
Carlisle Cos. Inc.	8,640	919,383
General Electric Co.	30,440	907,112
Paccar Inc.	13,940	936,768
Roper Technologies Inc.	4,800	991,152
Union Pacific Corp.	8,760	927,859
12.0% - Total For Industrials		$5,550,912

Alphabet Inc. - Class A*	565	479,007
Alphabet Inc. - Class C*	1,129	936,573
Apple Inc.	16,440	2,361,770
Automatic Data Processing	9,250	947,108
Broadcom Ltd.	4,565	999,552
Cognizant Technology Solutions Corp.*	13,120	780,902
Facebook Inc. - Class A*	6,930	984,407

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Fortinet Inc.*	13,270	508,905
Mastercard Inc. - Class A	12,670	1,424,995
Oracle Corp.	20,510	914,951
Red Hat Inc.*	11,477	992,761
Salesforce.com Inc.*	11,330	934,612
Ultimate Software Group Inc.*	2,315	451,911
27.4% - Total For Information Technology		$12,717,454

Total Common Stocks 95.8%		$44,447,631
(Identified Cost $37,222,729)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,981,904	1,981,904
Total Cash Equivalents 4.3%		$1,981,904
(Identified Cost $1,981,904)

Total Portfolio Value 100.1%		$46,429,535
(Identified Cost $35,240,825)

Liabilities in Excess of Other Assets -0.1%		$(39,345)

Total Net Assets 100.0%		$46,390,190

* Non-income producing security.

** Variable Rate Security; as of March 31, 2017, the 7 day annualized yield was 0.61%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Common Stocks
Carter's Inc.	8,500	$763,300
Cooper-Standard Holdings	5,100	565,743
Culp Inc.	23,000	717,600
Foot Locker Inc.	6,000	448,860
Gentex Corp.	40,000	853,200
iRobot Corp.	9,000	595,260
LKQ Corp.*	24,000	702,480
Steven Madden Ltd.*	15,000	578,250
Thor Industries Inc.	6,200	596,006
Winmark Corp.	7,300	824,900
14.3% - Total For Consumer Discretionary		$6,645,599

Casey's General Stores Inc.	5,000	561,250
Church & Dwight Co. Inc.	14,000	698,180
Ingredion Inc.	3,600	433,548
Whole Food Market Inc.	17,000	505,240
4.7% - Total For Consumer Staples		$2,198,218

Helmerich & Payne Inc.	7,800	519,246
Oceaneering International Inc.	17,400	471,192
2.1% - Total For Energy		$990,438

Assurant Inc.	6,000	574,020
Assured Guaranty Ltd.	16,000	593,760
Axis Capital Holdings Ltd.	7,000	469,210
Berkshire Hills Bancorp Inc.	15,000	540,750
Bryn Mawr Bank Corp.	14,000	553,000
Diamond Hill Investment Group Inc.	2,400	466,920
East West Bancorp Inc.	12,000	619,320
Everest Re Group Ltd.	3,200	748,192
First Interstate Bancsystem Inc.	12,500	495,625
German American Bancorp Inc.	10,500	497,070
Iberiabank Corp.	7,800	616,980
Invesco Ltd.	19,900	609,537
Lakeland Bancorp Inc.	28,000	548,800
Morningstar Inc.	8,500	668,100
Private Bancorp Inc.	11,500	682,755
Reinsurance Group of America Inc.	4,500	571,410
RenaissanceRe Holdings Ltd.	2,500	361,625
Westwood Holdings Group Inc.	10,800	576,828
21.9% - Total For Financial Services		$10,193,902

Align Technology Inc.*	6,300	722,673
Analogic Corp.	3,400	258,060
Natus Medical Inc.*	13,000	510,250
Prestige Brands Holdings Inc.*	13,000	722,280
United Therapeutics Corp.*	5,300	717,514
Universal Health Services Inc. - Class B	5,000	622,250
Varex Imaging Corp.	2,280	76,608
Varian Medical Systems Inc.*	5,700	519,441
VCA Inc.*	7,300	667,950
10.3% - Total For Health Care		$4,817,026

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Alamo Group Inc.	10,300	784,757
American Woodmark Corp.*	4,000	367,200
Carlisle Cos. Inc.	7,000	744,870
Deluxe Corp.	9,200	663,964
Fluor Corp.	10,000	526,200
Generac Holdings Inc.*	7,000	260,960
Hillenbrand Inc.	14,000	501,900
HNI Corp.	9,000	414,810
Old Dominion Freight Line Inc.*	6,300	539,091
Quanta Services Inc.*	17,000	630,870
Snap-On Inc.	4,000	674,680
Standex International Inc.	7,000	701,050
14.6% - Total For Industrials		$6,810,352

Amdocs Ltd.	11,800	719,682
Brocade Communications Systems Inc.	30,000	374,400
CACI International Inc.	4,800	563,040
Constellation Software	1,200	589,413
Flir Systems Inc.	9,800	355,544
IPG Photonics Corp.*	5,700	687,990
NeuStar Inc. - Class A*	14,600	483,990
PC Connection Inc.	27,000	804,330
Perficient Inc.*	33,000	572,880
Red Hat Inc.*	8,400	726,600
Ultimate Software Group Inc.*	1,700	331,857
13.3% - Total For Information Technology		$6,209,726

AptarGroup Inc.	6,200	477,338
Avery Dennison Corp.	4,500	362,700
Packaging Corp. of America	7,000	641,340
RPM International Inc.	6,000	330,180
Scotts Miracle-Gro Co. - Class A	8,500	793,815
Westlake Chemical Corp.	8,500	561,425
6.8% - Total For Materials		$3,166,798

Atmos Energy Corp.	7,000	552,930
UGI Corp.	10,800	533,520
2.3% - Total For Utilities		$1,086,450

Total Common Stocks 90.3%		$42,118,509
(Identified Cost $32,574,524)

Real Estate Investment Trusts (REITs)

Alexandria Real Estate Equities Inc.	4,000	442,080
Apartment Investment & Mangement Co.	10,000	443,500
Extra Space Storage Inc.	6,500	483,535
National Retail Properties Inc.	14,500	632,490
Total REITs 4.3%		$2,001,605
(Identified Cost $1,988,476)

Cash Equivalents

First American Government Obligation Fund, Class Z**	2,464,579	2,464,579
Total Cash Equivalents 5.3%		$2,464,579
(Identified Cost $2,464,579)

Total Portfolio Value 99.9%		$46,584,693
(Identified Cost $37,027,822)

Other Assets in Excess of Liabilities 0.1%		$32,488

Total Net Assets 100.0%		$46,617,181

* Non-income producing security.

** Variable Rate Security; as of March 31, 2017, the 7 day annualized yield was 0.61%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Real Estate Investment Trusts (REITs)
American Campus Communities Inc.	1,600	$76,144
Apartment Investment & Management Co.	2,624	116,374
Avalonbay Communities Inc.	1,809	332,132
Camden Property Trust	1,200	96,552
Equity LifeStyle Properties Inc.	1,500	115,590
Equity Residential	5,000	311,100
Essex Property Trust Inc.	865	200,273
Mid-America Apartment Communities Inc.	2,233	227,185
Senior Housing Properties Trust	2,000	40,500
Sun Communities Inc.	650	52,215
UDR Inc.	3,807	138,042
16.1% - Total For Residential		$1,706,107

American Tower Corp.	5,839	709,672
Brandywine Realty Trust	3,000	48,690
Cousins Properties Inc.	3,500	28,945
Equinix Inc.	600	240,222
Douglas Emmett Inc.	2,500	96,000
Lexington Realty Trust	3,500	34,930
Life Storage Inc.	450	36,954
National Retail Properties Inc.	2,250	98,145
PS Business Parks Inc.	500	57,380
Urban Edge Properties	1,530	40,239
Vornado Realty Trust	2,561	256,894
15.6% - Total For Diversified		$1,648,071

HCP Inc.	6,500	203,320
Healthcare Realty Trust Inc.	1,500	48,750
LTC Properties Inc.	650	31,135
Medical Properties Trust Inc.	2,800	36,092
Omega Healthcare Investors Inc.	2,500	82,475
Quality Care Properties*	1,300	24,518
Universal Health Realty Income Trust	300	19,350
Ventas Inc.	4,700	305,688
Welltower Inc.	4,750	336,395
10.3% - Total For Health Care Facilities		$1,087,723

Diamondrock Hospitality Co.	4,000	44,600
Host Hotels & Resorts Inc.	10,354	193,206
LaSalle Hotel Properties	1,500	43,425
Pebblebrook Hotel Trust	1,200	35,052
RL Lodging Trust	2,500	58,775
Ryman Hospitality Properties	1,000	61,830
4.1% - Total For Hotels/Motels		$436,888

Alexandria Real Estate Equities Inc.	1,000	110,520
Boston Properties Inc.	2,020	267,468
CoreSite Realty Corp.	500	45,025
Corporate Office Properties Trust	2,000	66,200
Digital Realty Trust Inc.	2,300	244,697
Duke Realty Corp.	5,000	131,350
Dupont Fabros Technology Inc.	1,800	89,262
Equity Commonwealth*	1,700	53,074
Highwoods Properties Inc.	1,700	83,521
Kilroy Realty Corp.	1,545	111,364
Liberty Property Trust	2,661	102,582
Mack-Cali Realty Corp.	1,500	40,410
Parkway Inc.*	437	8,692
Piedmont Office Realty Trust Inc.	3,500	74,830
13.5% - Total For Office		$1,428,995

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
CubeSmart	2,500	64,900
DCT Industrial Trust Inc.	1,375	66,165
EastGroup Properties Inc.	600	44,118
Extra Space Storage Inc.	1,750	130,182
First Industrial Realty Trust Inc.	1,675	44,605
Prologis Inc.	7,306	379,035
Public Storage	2,400	525,384
11.9% - Total For Industrial		$1,254,389

Acadia Realty Trust	1,000	30,060
Alexander's Inc.	100	43,186
DDR Corp.	7,055	88,399
EPR Properties	1,000	73,630
Federal Realty Investment Trust	1,000	133,500
General Growth Properties Inc.	12,200	282,796
Hospitality Properties Trust	2,100	66,213
Kimco Realty Corp.	5,667	125,184
Macerich Co.	2,192	141,165
Realty Income Corp.	3,569	212,463
Regency Centers Corp.	2,095	139,087
Retail Properties of America	3,500	50,470
Simon Property Group Inc.	4,279	736,116
SL Green Realty Corp.	1,500	159,930
Tanger Factory Outlet Centers Inc.	2,000	65,540
Taubman Centers Inc.	800	52,816
Washington Real Estate Investment Trust	1,500	46,920
Weingarten Realty Investors	2,500	83,475
Washington Prime Group Inc.	3,353	29,138
24.2% - Total For Retail		$2,560,088

Rayonier Inc.	2,000	56,680
Weyerhaeuser Co.	10,700	363,586
4.0% - Total For Timber		$420,266

Total REITs 99.7%		$10,542,527
(Identified Cost $5,455,530)

Cash Equivalents

First American Government Obligation Fund, Class Z**	6,326	6,326
Total Cash Equivalents 0.1%		$6,326
(Identified Cost $6,326)

Total Portfolio Value 99.8%		$10,548,853
(Identified Cost $5,461,856)

Other Assets in Excess of Liabilities: 0.2%		$19,868

Total Net Assets 100.0%		$10,568,721

* Non-income producing security.

** Variable Rate Security; as of March 31, 2017, the 7 day annualized yield was 0.61%.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Common Stocks
Adidas AG ADR	1,500	$142,785
CIE Financiere Richemont AG ADR	22,000	172,920
Compass Group PLC ADR	4,000	77,040
Daimler AG	600	44,446
Honda Motor Co. Ltd. ADR	1,940	58,704
Magna International Inc.	2,000	86,320
Publicis Groupe SA ADR	7,800	136,188
RTL Group SA ADR	15,000	115,050
Sky PLC ADR	4,500	219,195
Sony Corp.	2,700	91,071
Tata Motors Ltd.	3,425	122,101
Toyota Motor Corp.	1,800	195,516
WPP PLC ADR	1,300	142,220
10.5% - Total For Consumer Discretionary		$1,603,556

Coca-Cola Amatil Ltd. ADR	10,860	89,486
Danone ADR	6,184	84,659
L'Oreal ADR	2,800	107,716
Nestle SA ADR	2,400	184,560
Reckitt Benckiser Group PLC ADR	5,900	109,770
Svenska Cellulosa Aktiebolaget ADR	5,300	171,243
Unilever NV	2,500	124,200
Unilever PLC	3,000	148,020
Wal-Mart De Mexico SAB de CV ADR	10,000	230,300
8.2% - Total For Consumer Staples		$1,249,954

BP PLC	2,298	79,327
CNOOC Ltd.	500	59,900
Lukoil Corp. ADR	3,900	206,934
Petrochina Co. Ltd.	300	21,975
Royal Dutch Shell PLC, Class B ADR	1,400	78,162
Sasol Ltd. ADR	2,800	82,320
Statoil ASA	4,000	68,720
Suncor Energy Inc.	3,200	98,400
Technip FMC	3,100	100,750
Total SA	2,352	118,588
Woodside Petroleum ADR	5,200	128,024
6.8% - Total For Energy		$1,043,100

Allianz SE ADR	7,900	146,387
Admiral Group PLC ADR	6,400	161,408
Australia and New Zealand Banking Group Ltd.	3,200	77,648
Banco Bradesco ADR	12,100	123,904
Banco Santander SA ADR	17,974	109,102
Bank of Montreal	1,240	92,740
Barclays PLC	10,000	112,400
BNP Paribas ADR	4,000	133,120
China Construction Bank ADR	5,300	85,330
Credit Suisse Group ADR	3,777	56,051
Deutsche Boerse AG ADR	7,000	64,120
ICICI Bank Ltd.	8,800	75,680
Industrial and Commercial Bank Of China Ltd. ADR	16,000	209,520
Itau Unibanco Holding SA ADR	7,700	92,939
KB Financial Group Inc.	2,400	105,528

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Manulife Financial Corp.	4,420	78,411
Mitsubishi UFJ Financial Group Inc.	35,200	223,168
Mizuho Financial Group Inc. ADR	41,400	152,766
Orix Corp. ADR	1,750	130,077
Royal Bank of Canada	1,000	72,910
Sumitomo Mitsui Financial Group Inc. ADR	31,500	228,375
Swiss Re Ltd. ADR	4,400	98,384
Tokio Marine Holdings Inc. ADR	6,000	254,100
Toronto Dominion Bank	1,400	70,126
UBS Group AG*	4,800	76,560
United Overseas Bank Ltd. ADR	1,900	60,192
Westpac Banking Corp. Ltd.	4,650	124,248
Zurich Insurance Group Ltd. ADR	3,240	86,411
21.6% - Total For Financial Services		$3,301,605

Astellas Pharma Inc. ADR	19,500	256,912
Astrazeneca PLC ADR	1,600	49,824
Bayer AG ADR	1,300	149,916
Dr. Reddy's Laboratories Ltd.	3,340	134,101
Novartis AG	2,480	184,190
Novo Nordisk AS	2,800	95,984
Roche Holdings Ltd. ADR	7,100	227,413
Shire PLC ADR	600	104,538
Taro Pharmaceuticals Ltd.*	800	93,296
Teva Pharmaceuticals ADR	2,400	77,016
9.0% - Total For Health Care		$1,373,190

ABB Ltd.	2,900	67,860
Atlas Copco AB ADR	3,000	106,680
BAE Systems PLC ADR	1,600	51,936
Bunzl PLC ADR	5,600	163,352
Canadian National Railway Co.	1,400	103,502
CK Hutchison Holdings Ltd. ADR	8,000	98,600
Fanuc Corp. ADR	7,166	147,297
Itochu Corp. ADR	3,700	105,117
Keppel Corp. Ltd. ADR	7,900	78,526
Komatsu Ltd. ADR	4,000	104,720
Mitsui & Co., Ltd. ADR	300	87,441
Schneider Electric SE ADR	10,000	146,350
Sensata Technologies Holding NV*	3,200	139,744
Siemens AG	1,800	123,300
10.0% - Total For Industrials		$1,524,425

Alibaba Group Holdings ADR*	1,600	172,528
Baidu Inc. ADR*	400	69,008
Cap Gemini SA ADR	4,000	73,800
CGI Group Inc.*	5,100	244,443
Lenovo Group Ltd. ADR	11,000	144,375
Open Text Corp.	3,200	108,832
SAP SE ADR	3,100	304,327
Siliconware Precision Industries Co. ADR	4,267	34,520
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	262,720
Tencent Holdings Ltd. ADR	6,500	187,590
United Microelectronics ADR	44,930	86,715
11.0% - Total For Information Technology		$1,688,858

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

	Shares	Fair Value
Air Liquide SA ADR	3,777	86,229
BASF SE ADR	1,850	183,474
BHP Billiton Ltd.	2,550	92,616
Newcrest Mining Ltd. ADR	15,000	259,650
Nitto Denko Corp. ADR	4,200	162,708
Posco	1,400	90,300
Rio Tinto PLC	1,570	63,867
Syngenta AG	1,100	97,350
6.8% - Total For Materials		$1,036,194

BT Group PLC ADR	3,800	76,342
China Mobile Ltd.	2,700	149,121
Deutsche Telekom AG ADR	4,000	70,200
KDDI Corp. ADR	16,000	210,560
Nippon Telegraph and Telephone Corp. ADR	1,200	51,408
Orange	12,000	186,480
PLDT Inc. ADR	1,800	57,888
SK Telecom Co. Ltd.	3,400	85,612
SoftBank Group Corp. ADR	1,800	63,918
Telefonica SA	5,190	58,076
Telenor ASA ADR	6,900	114,747
7.4% - Total For Telecommunication Services		$1,124,352

Centrica PLC ADR	7,000	76,510
Enel SpA ADR	21,100	98,115
Enel Americas SA ADR	12,000	124,680
Iberdrola SA ADR	3,578	102,331
Korea Electric Power Corp.	7,800	161,694
National Grid PLC ADR	2,800	177,744
SSE PLC ADR	4,000	75,380
5.2% - Total For Utilities		$816,454

Total Common Stocks 96.5%		$14,761,688
(Identified Cost $12,467,221)

Real Estate Investment Trusts (REITs)

Sun Hung Kai Properties Ltd. ADR	11,000	162,085
Total REITs 1.1%		$162,085
(Identified Cost $143,141)

Cash Equivalents

First American Government Obligation Fund, Class Z**	319,464	319,464
Total Cash Equivalents 2.1%		$319,464
(Identified Cost $319,464)

Total Portfolio Value 99.7%		$15,243,237
(Identified Cost $12,929,826)

Other Assets in Excess of Liabilities 0.3%		$52,667

Total Net Assets 100.0%		$15,295,904

* Non-income producing security.

** Variable Rate Security; as of March 31, 2017, the 7 day annualized yield was 0.61%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

Corporate Bonds:
Ace INA Holdings Senior Unsecured Notes, 2.875% Due 11/03/2022	2,375,000	$2,393,489
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	3,000,000	3,016,869
AON PLC Senior Unsecured Notes, 3.500% Due 06/14/2024	580,000	579,084
AON PLC Senior Unsecured Notes, 4.000% Due 11/27/2023	3,285,000	3,443,452
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	2,294,000	2,409,274
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	2,117,000	2,282,024
Chubb INA Holdings Inc. Senior Unsecured Notes, 2.300% Due 11/03/2020	2,000,000	2,007,184
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,280,864
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	910,437
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	4,490,000	4,689,895
Huntington Bancshares Senior Unsecured Notes, 3.150% Due 03/14/2021	4,280,000	4,354,014
JPMorgan Chase & Co. Subordinated Notes, 3.875% Due 09/10/2024	5,000,000	5,067,910
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	746,000	768,390
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	3,800,000	4,146,906
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,000,000
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 3.500% Due 06/03/2024	435,000	443,882
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,155,000	3,413,650
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	4,000,000	4,015,280
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	2,000,000	1,998,236
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	3,924,000	4,017,956
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	2,349,000	2,579,855
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,363,773
Prudential Financial Inc. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	115,173
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	4,500,000	4,553,955
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	4,980,000	5,128,394
Wells Fargo & Co. Subordinated Notes, 4.300% Due 07/22/2027	2,000,000	2,078,288
Wells Fargo & Co. Subordinated Notes, 5.606% Due 01/15/2044	4,500,000	5,155,128
24.0% - Total For Corporate Bonds: Bank and Finance		$75,213,362

AT&T Inc. Senior Unsecured Notes, 3.000% Due 02/15/2022	407,000	406,061
AT&T Inc. Senior Unsecured Notes, 5.000% Due 03/01/2021	2,828,000	3,051,098
Becton Dickinson Co. Senior Unsecured Notes, 3.734% Due 12/15/2024	4,366,000	4,494,243
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	905,037
Chevron Corp. Senior Unsecured Notes, 2.355% Due 12/05/2022	5,000,000	4,944,785
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	2,110,000	2,260,992
CVS Health Corp. Senior Unsecured Notes, 3.500% Due 07/20/2022	4,005,000	4,122,010
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	3,166,000	3,143,942
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.822% Due 04/15/2020**	3,898,000	3,951,403
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.131% Due 03/15/2023**	1,435,000	1,471,544
Goodrich Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,025,000	1,097,012
Johnson Controls International PLC, 3.900% Due 02/14/2026	630,000	654,012
Johnson Controls International PLC, 5.000% Due 03/30/2020	3,495,000	3,752,215
Kroger Co. Senior Unsecured Notes, 3.400% Due 04/15/2022	1,600,000	1,634,842
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,583,773
McDonalds Corp. Senior Unsecured Notes, 6.300% Due 03/01/2038	3,500,000	4,376,277
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,728,000	1,873,574
Target Corp. Senior Unsecured Notes, 2.500% Due 04/15/2026	5,500,000	5,137,346
Union Pacific Corp. Senior Unsecured Notes, 7.875% Due 01/15/2019	500,000	550,545
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	6,000,000	5,998,302
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055	4,892,000	4,368,556
19.1% - Total For Corporate Bonds: Industrial		$59,777,569

Berkshire Hathaway Energy Co. Senior Unsecured Notes, 3.500% Due 02/01/2025	1,500,000	1,538,164
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 3.750% Due 11/15/2023	1,159,000	1,211,277
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,117,927
Duke Energy Corp. Senior Unsecured Notes, 3.550% Due 09/15/2021	3,965,000	4,110,924
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	910,000	917,620
Enterprise Products Senior Unsecured Notes, 4.050% Due 02/15/2022	2,395,000	2,518,908
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	625,000	622,700
Eversource Energy Senior Unsecured Notes, 2.800% Due 05/01/2023	2,685,000	2,658,163
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	1,200,000	1,273,796
Interstate Power & Light Senior Unsecured Notes, 3.250% Due 12/01/2024	725,000	725,570
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,138,123
Georgia Power Co. Senior Unsecured Notes, 1.950% Due 12/01/2018	1,165,000	1,167,055
Georgia Power Co. Senior Unsecured Notes, 4.250% Due 12/01/2019	2,140,000	2,255,605
Virginia Electric & Power Co. Senior Unsecured Notes, 5.000% Due 06/30/2019	498,000	531,730
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 04/30/2018	1,350,000	1,402,433
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	4,000,000	4,130,000
Xcel Energy Inc. Senior Unsecured Notes, 3.300% Due 06/01/2025	2,500,000	2,503,802
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,800,218
11.0% - Total For Corporate Bonds: Utilities		$34,624,015

35.0% Total Corporate Bonds		$169,614,946

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

United States Government Treasury Obligations
Treasury Inflation Protected Security, 1.000% Due 02/15/2046	4,098,760	4,161,057
United States Treasury Bond, 2.500% Due 02/15/2045	14,300,000	12,849,336
United States Treasury Floating Rate Notes, 0.972% Due 04/30/2018**	4,000,000	4,006,648
United States Treasury Floating Rate Notes, 0.956% Due 07/31/2018**	4,000,000	4,006,744
United States Treasury Floating Rate Notes, 0.922% Due 01/31/2019**	6,000,000	6,004,410
United States Treasury Notes, 2.500% Due 05/15/2046	5,200,000	4,657,047
United States Treasury Notes, 2.750% Due 08/15/2042	4,250,000	4,051,776
United States Treasury Notes, 2.750% Due 11/15/2042	10,000,000	9,521,480
15.7% - Total For United States Government Treasury Obligations		$49,258,498

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 1.500% Due 12/28/2021**	4,000,000	3,997,948
FHLMC Step-up Coupon Notes, 1.400% Due 05/25/2021**	4,185,000	4,175,132
FHLMC Step-up Coupon Notes, 1.875% Due 06/07/2021**	7,950,000	7,947,162
FHLMC Step-up Coupon Notes, 1.500% Due 06/21/2021**	4,000,000	3,978,528
FHLMC Step-up Coupon Notes, 1.150% Due 07/12/2021**	5,000,000	4,969,200
8.0% - Total For United States Government Agency Obligations		$25,067,970

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM, 3.249% Due 04/01/2042**	2,675,776	2,771,376
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	409,235	435,005
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	223,490	241,195
FHLMC CMO Series 3109 Class ZN, 5.500% Due 02/15/2036	2,179,664	2,447,167
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	551,574	573,609
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	77,390	77,563
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	1,094,460	1,110,691
FHLMC CMO Series 4287 Class AB, 2.000% Due 12/15/2026	1,994,100	1,977,348
FHLMC CMO Series 4517 Class PC, 2.500% Due 05/15/2044	3,823,394	3,832,339
FHLMC Gold Partner Certificate Pool A89335, 5.000% Due 10/01/2039	222,804	244,909
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	1,471	1,723
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	730,301	785,470
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,544,301	1,734,598
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	1,548,779	1,630,890
FHLMC Partner Certificate Pool 780439, 2.723% Due 04/01/2033**	100,691	106,664
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	879,392	940,125
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	3,890,418	3,985,708
FNMA CMO Series 2014-04 Class PC, 3.000% Due 02/25/2044	4,151,957	4,252,070
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	559,505	584,781
FNMA CMO Series 2015-72 Class GB, 2.500% Due 12/25/2042	4,737,847	4,770,785
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	1,381,431	1,385,505
FNMA CMO Series 2016-79 Class L, 2.500% Due 10/25/2044	1,771,230	1,760,235
FNMA CMO Series 2016-40 Class PA, 3.000% Due 07/25/2045	399,828	407,035
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	501	506
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	517,481	567,494
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	200,586	229,191
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	742,786	831,553
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	56,056	57,678
FNMA Partner Certificate Pool AL9309, 3.500% Due 10/01/2031	2,265,985	2,367,120
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	506,453	566,979
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	1,544,901	1,627,148
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	1,460,435	1,594,908
GNMA CMO Series 2009-124 Class L, 4.000% Due 11/20/2038	211,849	217,676
GNMA II Pool 2658, 6.500% Due 10/20/2028	23,829	27,607
GNMA II Pool 2945, 7.500% Due 07/20/2030	4,240	5,101
GNMA II Pool 4187, 5.500% Due 07/20/2038	16,149	17,009
GNMA II Pool 4847, 4.000% Due 11/20/2025	420,263	441,334
GNMA Pool 780400, 7.000% Due 12/15/2025	2,939	3,379
GNMA Pool 780420, 7.500% Due 08/15/2026	1,720	1,970
14.2% - Total For Government Agency Obligations - Mortgage Backed Securities		$44,613,444

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center, 2.853% Due 11/15/2026	1,085,000	1,037,012
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,114,610
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.439% Due 07/01/2030	2,125,000	2,425,347
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	2,500,000	2,818,225
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,267,300
Kentucky Property and Buildings Commission Revenue, 6.164% Due 08/01/2023	1,000,000	1,119,300
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,629,732
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,381,710
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,022,330
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,476,340
5.8% - Total For Taxable Municipal Bonds		$18,291,906

Total Fixed Income Securities - Bonds 97.8%		$306,846,764
(Identified Cost $303,216,707)

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	140,077	3,723,247
Total Preferred Stocks 1.2%		$3,723,247
(Identified Cost $3,489,282)

Cash Equivalents

First American Government Obligation Fund, Class Z, 0.61%**	1,054,703	1,054,703
Total Cash Equivalents 0.3%		$1,054,703
(Identified Cost $1,054,703)

Total Portfolio Value 99.3%		$311,624,714
(Identified Cost $307,760,692)

Other Assets in Excess of Liabilities 0.7%		$2,244,382

Total Net Assets 100%		$313,869,096

** Variable Rate Security; the rate shown is as of March 31, 2017.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Akron Ohio GO Limited, 5.000% Due 12/01/2024	400,000	$471,404
Cedar Park Texas GO Unlimited, 3.000% Due 02/15/2018	400,000	407,292
Chillicothe Ohio GO Limited Bond Anticipation Note, 2.000% Due 09/08/2017	600,000	601,968
Cincinnati Ohio GO Unlimited, 5.250% Due 12/01/2029	200,000	239,528
Gahanna Ohio GO Limited, 4.000% Due 12/01/2021	420,000	462,462
Green Ohio GO Unlimited Bond Anticipation Notes, 2.000% Due 06/09/2017	725,000	726,073
Groveport Ohio GO Limited (AMBAC Insured), 3.500% Due 12/01/2023	185,000	195,297
Hurst Texas GO Limited, 4.000% Due 08/15/2031	335,000	352,353
Lakewood Ohio GO Limited, 4.000% Due 12/01/2028	840,000	920,270
Lakewood Ohio GO Limited, 4.000% Due 12/01/2029	300,000	326,028
Licking County Ohio GO Limited Bond Anticipation Notes, 2.000% Due 05/24/2017	700,000	700,966
Mason Ohio GO Limited, 4.000% Due 12/01/2020*	375,000	388,331
Medina Ohio GO Limited, 2.000% Due 12/01/2020	220,000	221,949
Newport Kentucky GO Unlimited, 3.000% Due 05/01/2023	205,000	214,867
Pembroke Pines Florida GO Unlimited, 5.000% Due 09/01/2024	200,000	237,922
Pickerington Ohio GO Limited Bond Anticipation Notes, 2.000% due 02/08/2018	600,000	603,450
Sandusky Ohio GO Limited, 3.000% Due 12/01/2017	300,000	304,167
Springboro Ohio GO Limited, 3.000% Due 12/01/2017	150,000	152,123
Strongsville Ohio GO Limited, 4.000% Due 12/01/2030	350,000	377,500
Tiffin Ohio GO Unlimited, 3.000% Due 12/01/2018	420,000	432,844
Tiffin Ohio GO Unlimited, 3.000% Due 12/01/2020	225,000	235,485
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024*	40,000	41,096
Xenia Ohio GO Limited, 2.000% Due 12/01/2017	200,000	201,474
9.5% - Total For General Obligation - City		$8,814,849

Butler County Ohio General Obligation Limited, 5.000% Due 12/01/2024	160,000	191,526
Fairborn Ohio GO Limited Bond Anticipatino Notes, 2.000% Due 03/22/2018	1,000,000	1,006,790
Franklin County Ohio GO Limited, 4.000% Due 12/01/2018	220,000	230,325
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	459,301
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	167,861
Mercer County Ohio GO Limited, 3.000% Due 11/01/2018	200,000	205,842
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	276,461
Riversouth Ohio Authority Revenue, 4.000% Due 12/01/2031	700,000	723,800
Rowan County Kentucky GO Unlimited (AGM Insured), 4.000% Due 06/01/2024	390,000	424,897
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	337,608
4.3% - Total For General Obligation - County		$4,024,411

Ohio GO Unlimited, 4.000% Due 05/01/2017	100,000	100,233
Ohio GO Unlimited, 5.000% Due 09/01/2022	400,000	467,216
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	955,180
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	583,335
2.3% - Total For General Obligation - State		$2,105,964

Arizona Board of Regents Revenue Arizona State University, 5.000% Due 08/01/2028	815,000	933,509
Arizona Board of Regents Revenue University of Arizona, 5.000% Due 06/01/2029	125,000	144,645
Cleveland State Ohio General Receipts Revenue, 4.000% Due 06/01/2017	150,000	150,720
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	271,885
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.000% Due 11/01/2025	290,000	346,364
Florida State Board of Governors Florida State University Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	622,704
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	935,000	937,824
Kent State University Ohio General Receipt Revenue, 4.000% Due 05/01/2022	255,000	280,515
Lake County Ohio Community College District GO Unlimited, 2.000% Due 12/01/2018	155,000	157,537
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	197,853
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,123,169
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	400,000	446,164
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	111,541
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	152,689
Miami University Ohio Revenue, 4.000% Due 09/01/2027	300,000	321,516
Northern Kentucky University General Receipts Revenue, 3.000% Due 09/01/2021	210,000	220,899
Ohio Higher Education Facilities Revenue - University of Dayton, 5.500% Due 12/01/2024	250,000	267,095
Ohio Higher Education Facilities Revenue - Xavier University, 4.500% Due 05/01/2036	1,000,000	1,029,260
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020*	155,000	159,194
Ohio Higher Educational Facilities Revenue - University of Dayton, 3.000% Due 12/01/2018	125,000	128,718
Ohio Higher Educational Facilities Revenue - University of Dayton, 4.000% Due 12/01/2017	165,000	168,203
Ohio Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	164,677
Ohio State University General Receipts Revenue, 4.000% Due 06/01/2030	200,000	214,246
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	148,218
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2022	110,000	127,881
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	303,213
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue, 5.000% Due 04/01/2026	315,000	370,557
University of Akron Ohio General Receipts Revenue (AGM Insured), 5.000% Due 01/01/2022	350,000	380,478
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2028	410,000	469,589
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	650,000	739,375
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	335,000	387,528
University of Akron Ohio Revenue, 5.000% Due 01/01/2027	350,000	409,490
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	281,820
University of Cincinnati General Receipts Revenue, 4.000% Due 06/01/2036	250,000	257,045
University of Louisville Kentucky General Receipts Revenue (State Intercept), 5.000% Due 03/01/2018	220,000	227,891

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	332,925
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020*	250,000	256,765
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	536,190
University of Cincinnati Ohio Receipts Revenue (Assured Guaranty Insured), 5.000% Due 06/01/2019	300,000	323,916
University of Toledo General Receipts Revenue, 5.000% Due 06/01/2017	205,000	206,220
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	339,165
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	1,007,227
16.8% - Total For Higher Education		$15,656,420

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 09/01/2017	125,000	127,037
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 10/15/2024	100,000	112,371
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 6.000% Due 07/01/2027	250,000	317,710
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021*	335,000	353,134
Franklin County Ohio Hospital Revenue Nationwide Childrens, 4.000% Due 11/01/2036	800,000	809,920
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group, 5.250% Due 06/01/2027	420,000	475,096
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,078,554
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital, 5.000% Due 05/15/2027	100,000	116,263
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	539,840
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	360,819
Nashville and Davidson County Tennessee Vanderbilt University Medical Center, 5.000% Due 07/01/2031	430,000	489,254
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2018	100,000	102,966
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	186,432
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	455,344
Pennsylvania GO Unlimited, 5.000% Due 01/15/2027	1,000,000	1,178,570
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2029	250,000	286,888
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2025	450,000	531,765
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026*	500,000	579,085
8.7% - Total For Hospital/Health Bonds		$8,101,048

Franklin County Ohio Convention Facilities Authority Revenue, 5.000% Due 12/01/2022	500,000	580,695
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	309,831
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	216,740
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	156,295
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	840,180
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	525,405
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	104,708
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	100,721
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	159,254
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	308,952
3.5% - Total For Revenue Bonds - Facility		$3,302,781

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2017	400,000	408,720
Anderson Indiana Sewage Works Revenue (AGM Insured), 4.000% Due 11/01/2026	300,000	330,306
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	406,964
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	10,000	11,617
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	75,000	87,125
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	45,000	52,131
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	304,008
Evansville Indiana Waterworks District Revenue (BAM Insured), 4.000% Due 01/01/2029	400,000	423,144
Evansville Indiana Waterworks District Revenue (BAM Insured), 5.000% Due 01/01/2022	300,000	341,655
Lafayette Indiana Sewage Works Revenue, 5.000% Due 07/01/2022	150,000	172,111
Lima Ohio Sanitary Sewer Revenue, 5.000% Due 12/01/2024	200,000	228,820
Mt. Vernon Ohio Waterworks Revenue, 3.750% Due 12/01/2018	225,000	234,639
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	322,759
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	268,508
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, 4.000% Due 12/01/2031	400,000	414,204
Toledo Ohio Water System Revenue, 5.000% Due 11/15/2025	255,000	302,769
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	402,336
Toledo Ohio Waterworks Revenue, 5.000% Due 11/15/2026	500,000	604,295
5.7% - Total For Revenue Bonds - Water & Sewer		$5,316,111

Akron Ohio Income Tax Revenue Bond Anticipation Notes, 2.500% Due 12/13/2017	500,000	504,025
Akron Ohio Income Tax Revenue Commnuity Learning Centers, 5.000% Due 12/01/2028	380,000	433,770
Aurora Colorado Certificates of Participation, 3.500% Due 12/01/2018	280,000	291,133
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 4.750% Due 11/01/2030	500,000	561,435
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 5.000% Due 11/01/2032	390,000	442,260
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	114,820
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	157,420
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	241,814
Escambia County Florida Pollution Control Revenue (Gulf Power Company), 2.100% Due 07/01/2022	170,000	170,000
Escambia County Florida Solid Waste Disposal Revenue (Gulf Power Company), 1.400% Due 04/01/2039	555,000	555,683
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, 5.000% Due 06/01/2030	655,000	747,086
Humboldt County Nevada Polution Control Revenue (Sierra Pacific Power Co.), 1.250% Due 10/01/2029	300,000	297,525
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.), 1.850% Due 11/01/2035	550,000	555,593
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.), 2.150% Due 11/01/2035	650,000	659,847
Mobile Alabama Industrial Development Board Pollution Control Revenue, 1.625% Due 07/15/2034	400,000	400,616
Montgomery County Ohio Transportation Improvement Special Obligation Revenue, 3.000% Due 12/01/2017	200,000	201,554
Montgomery County Ohio Transportation Improvement Special Obligation Revenue, 3.500% Due 12/01/2019	400,000	404,444
Ohio Cultural and Sports Facilities Project Revenue, 4.000% Due 10/01/2019	225,000	240,116

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020*	600,000	632,340
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2022	250,000	287,755
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2023	500,000	592,845
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2026	500,000	602,095
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2028	570,000	677,622
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	303,039
Ohio Transportation Project Revenue, 2.000% Due 05/15/2018	155,000	156,880
Ohio Turnpike and Infrastructure Commission (National Re Insured), 5.500% Due 02/15/2019	390,000	421,824
11.4% - Total For Other Revenue Bonds		$10,653,541

Bellbrook-Sugarcreek LSD GO Unlimited, 4.000% Due 12/01/2031	325,000	344,763
Berea Ohio CSD GO Unlimited, 4.000% Due 12/01/2031	500,000	524,500
Boone County Kentucky SD Finance Corporation Revenue, 2.500% Due 05/01/2019	500,000	510,985
Breckinridge County Kentucky SD Finance Corp., 5.000% Due 04/01/2025	265,000	311,868
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	122,075
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	320,018
Chillicothe Ohio CSD Special Obligation Revenue, 4.000% Due 12/01/2023	130,000	141,366
Chillicothe Ohio SD GO Unlimited (AGM Insured), 4.000% Due 12/01/2029	400,000	430,284
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	120,480
Columbus Ohio CSD GO Unlimited, 4.000% Due 12/01/2029	400,000	430,144
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	185,741
Danville Indiana School Building Corp. First Mortgage Revenue, 4.000% Due 07/15/2017	225,000	226,946
Dover Ohio CSD GO Limited (SDCP), 2.000% Due 11/01/2017	100,000	100,615
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	581,110
Elyria Ohio SCD GO Unlimited (SDCP), 4.000% Due 12/01/2030	1,000,000	1,065,110
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	469,228
Fairlawn Ohio LSD GO Unlimited (School District Credit Program), 3.000% Due 12/01/2018	170,000	175,510
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue, 5.000% Due 12/01/2024	300,000	352,182
Franklin Indiana Community Multi-School Building Corp., 5.000% Due 01/15/2023	200,000	230,808
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	370,000
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured), 4.000% Due 01/01/2021	110,000	118,420
Hamilton Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2019	300,000	328,380
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	102,749
Hardin County Kentucky SD Finance Corp. Revenue, 5.000% Due 05/01/2024	500,000	583,735
Harper Creek Michigan CSD GO Unlimited, 4.000% Due 05/01/2017	220,000	220,482
Harrison Hills Ohio CSD GO Unlimited (School District Credit Program), 4.000% Due 11/01/2017	215,000	218,683
Hillsborough County Florida School Board Certificates of Participation, 5.000% Due 07/01/2025	200,000	235,222
Indian Lake Ohio LSD GO Unlimited, 2.000% Due 12/01/2018	250,000	253,637
Jackson Milton Ohio LSD Cercificates of Participation (BAM Insured), 2.000% Due 06/01/2019	200,000	202,196
Jackson Milton Ohio LSD Cercificates of Participation (BAM Insured), 4.000% Due 06/01/2031	270,000	279,110
Johnstown-Monroe Ohio LSD GO Unlimited, 4.000% Due 12/01/2029	800,000	861,736
Keller Texas ISD GO Unlimited, 4.500% Due 02/15/2020	5,000	5,307
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	164,521
Kenton County Kentucky SD Finance Corp. Revenue, 4.000% Due 02/01/2028	400,000	428,544
Kettering Ohio CSD GO Unlimited, 4.000% Due 12/01/2020	240,000	261,442
Kettering Ohio CSD GO Unlimited, 4.000% Due 12/01/2030	400,000	427,132
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	251,530
Lake Ohio LSD of Stark County GO Unlimited, 4.000% Due 12/01/2023	400,000	438,976
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	137,095
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	401,649
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	249,874
Licking Valley Ohio LSD GO Unlimited, 2.000% Due 12/01/2017	200,000	201,460
Louisville Ohio CSD GO Unlimited (SDCP), 3.000% Due 12/01/2020	370,000	388,182
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	101,589
Mansfield Texas ISD GO Unlimited, 1.750% Due 08/1/2042	400,000	401,064
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	60,000	60,230
Marysville Michigan PSD GO Unlimited, 5.000% Due 05/01/2021	250,000	280,855
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	183,401
Mayfield Ohio CSD Certificates of Participation, 4.000% Due 09/01/2032	280,000	289,540
Miamisburg Ohio CSD Certificates of Participation, 2.000% Due 12/01/2018	160,000	162,435
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured), 5.500% Due 12/01/2030	950,000	1,172,794
Mt. Healthy Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2018	250,000	265,650
Munster Indiana School Building Corp. Revenue (State Intercept), 4.000% Due 01/15/2029	400,000	431,180
Newark Ohio CSD GO Unlimited, (School District Credit Program), 4.000% Due 12/01/2026	235,000	258,556
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	153,100
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 5.000% Due 12/01/2028	100,000	116,370
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 5.000% Due 12/01/2029	150,000	174,254
Parchment Michigan SD GO Unlimited, 4.000% Due 05/01/2018	275,000	283,058
Olmsted Falls Ohio CSD GO Unlimited, 2.000% Due 12/01/2017	100,000	100,743
Olmsted Falls Ohio CSD GO Unlimited, 2.000% Due 12/01/2018	110,000	111,764
Orange County Florida School Board Certificates of Participation, 5.000% Due 08/01/2032	500,000	568,410
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	281,526
Reynoldsburg Ohio CSD GO, 4.375% Due 12/01/2018	200,000	207,852
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020*	200,000	209,284
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	101,101
South Range Ohio LSD GO Unlimited, 2.000% Due 12/01/2018	125,000	126,593
South-Western Ohio CSD of Granklin and Pickway Counties GO Unlimited, 4.000% Due 12/01/2017	500,000	510,170
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	331,204
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	445,395

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2017 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Toledo Ohio CSD GO Unlimited, 5.000% Due 12/01/2029	660,000	764,848
Trotwood-Madison Ohio CSD GO Unlimited, 4.000% Due 12/01/2028	210,000	228,772
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), 4.000% Due 12/01/2030	350,000	374,892
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	256,439
Wadsworth Ohio CSD GO Unlimited, 3.000% Due 12/01/2017	210,000	212,169
Wadsworth Ohio CSD GO Unlimited, 3.500% Due 12/01/2022	215,000	226,124
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	191,780
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	322,634
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, 2.000% Due 04/01/2017	175,000	175,000
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, 4.000% Due 04/01/2030	395,000	420,272
West Clermont Ohio LSD GO Unlimited (School District Credit Program), 4.000% Due 12/01/2017	300,000	305,844
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	258,036
Wyoming Ohio CSD GO Unlimited, 5.000% Due 12/01/2023	200,000	234,760
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	474,605
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	165,133
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	215,668
27.9% - Total For School District		$25,928,889

Kentucky Asset and Liability Commission Revenue, 5.250% Due 09/1/2023	965,000	1,133,006
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2030	600,000	674,604
Kentucky Property and Buildings Commission Revenue, 5.000% Due 11/01/2026	640,000	747,546
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2029	600,000	678,336
Kentucky Property and Buildings Commission Revenue, 5.000% Due 10/01/2023	350,000	403,469
Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	428,589
Ohio Building Authority Revenue, 5.000% Due 10/01/2020	215,000	234,144
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	183,901
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	155,049
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 5.000% Due 09/01/2020	350,000	391,013
Ohio Department of Administration Certificates of Participation State Taxation Accounting and Revenue, 5.000% Due 09/01/2017	510,000	518,609
Ohio Department of Administration Certificate of Participation, 5.000% Due 03/01/2024	300,000	341,247
Ohio Department of Administration Certificate of Participation, 5.000% Due 09/01/2018	435,000	458,468
Ohio Department of Administration Certificates of Participation, 5.000% Due 09/01/2018	250,000	263,488
7.1% - Total For State Agency		$6,611,469

Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	240,000	247,954
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	40,000	41,066
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	135,000	138,189
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	190,000	195,065
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	105,000	107,171
0.8% - Total For Housing		$729,445

Total Municipal Income Securities - Bonds 98.0%		$91,244,928
(Identified Cost $89,987,276)

Cash Equivalents	Shares

Dreyfus AMT-Free Tax Cash Management Fund**	805,536	805,536
Total Cash Equivalents 0.9%		$805,536
(Identified Cost $805,536)

Total Portfolio Value 98.9%		$92,050,464
(Identified Cost $90,792,812)

Other Assets in Excess of Liabilities 1.1%		$1,031,304

Total Net Assets 100.0%		$93,081,768

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2017, these bonds represented 2.83% of total assets.

** Variable Rate Security; as of March 31, 2017, the 7 day annualized yield was 0.61%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCP - Ohio School District Credit Program

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities
	Face Value	Fair Value
Corporate Bonds:
Finance
American Express Senior Unsecured Notes, 6.000% Due 09/13/2017	1,400,000	$1,427,805
American Express Senior Unsecured Notes, 6.150% Due 08/28/2017	1,000,000	1,018,061
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	2,100,000	2,271,175
Bank of America Notes, 6.875% Due 04/25/2018	2,200,000	2,314,913
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	2,400,000	2,587,085
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,808,000	1,823,466
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	2,069,000	2,126,353
Goldman Sachs Group Inc. Senior Unsecured Floating Rate Notes, 1.586% Due 05/22/2017**	2,500,000	2,502,055
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	2,500,000	2,436,458
JPMorgan Chase & Co. Senior Unsecured Notes, 2.750% Due 06/23/2020	1,700,000	1,722,171
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	770,000	786,132
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,030,013
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,500,000	1,636,937
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	2,700,000	2,790,320
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	2,400,000	2,400,000
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	2,450,000	2,459,359
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	1,500,000	1,498,677
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,098,278
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,269,402
Prudential Financial Inc. Senior Unsecured Notes, 5.375% Due 06/21/2020	750,000	822,661
Suntrust Banks Inc. Senior Unsecured Notes, 6.000% Due 09/11/2017	1,858,000	1,894,709
Wells Fargo & Co. Senior Unsecured Notes, 2.100% Due 07/26/2021	2,750,000	2,693,410
29.6% - Total Finance		$40,609,440

Industrial
AT&T Inc. Senior Unsecured Notes, 4.600% Due 02/15/2021	2,400,000	2,553,252
Becton Dickinson Co. Senior Unsecured Notes, 2.675% Due 12/15/2019	80,000	81,139
Becton Dickinson Co. Senior Unsecured Notes, 6.375% Due 08/01/2019	2,000,000	2,193,402
BP Capital Markets PLC Senior Unsecured Notes, 1.674% Due 02/13/2018	1,250,000	1,250,785
BP Capital Markets PLC Senior Unsecured Notes, 1.846% Due 05/05/2017	1,440,000	1,440,698
CVS Health Corp. Senior Unsecured Notes, 4.125% Due 05/15/2021	1,625,000	1,719,057
Chevron Corp. Senior Unsecured Floating Rate Note, 1.987% Due 05/16/2021**	1,000,000	1,025,037
Chevron Corp. Senior Unsecured Note, 2.427% Due 06/24/2020	1,945,000	1,966,296
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	2,170,000	2,166,155
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,127,000	1,167,189
Eaton Electric Holdings Senior Unsecured Notes, 3.875% Due 12/15/2020	1,699,000	1,781,699
General Electric Capital Corp. Senior Unsecured Notes, 1.822% Due 04/15/2020**	1,380,000	1,398,906
General Electric Capital Corp. Senior Unsecured Notes, 2.131% Due 03/15/2023**	2,000,000	2,050,932
Kroger Co. Senior Unsecured Notes, 6.150% Due 01/15/2020	2,000,000	2,205,580
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,040,599
Schlumberger Norge AS Senior Unsecured Notes, 1.250% Due 08/01/2017*	2,400,000	2,397,715
Shell International Senior Unsecured Notes, 4.375% Due 03/25/2020	2,250,000	2,397,487
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	1,575,000	1,580,281
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	3,000,000	2,999,151
Verizon Communications Senior Unsecured Notes, 4.500% Due 09/15/2020	2,000,000	2,128,766
25.9% - Total Industrial		$35,544,126

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	1,500,000	1,558,964
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	2,194,000	2,345,634
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	2,000,000	2,162,220
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,600,000	1,594,112
Georgia Power Co. Senior Unsecured Notes, 4.250% Due 12/01/2019	1,040,000	1,096,182
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	1,000,000	1,006,504
Interstate Power & Light Senior Unsecured Notes, 3.650% Due 09/01/2020	600,000	626,527
National Rural Utilites Corp. Collateral Trust Notes, 5.450% Due 02/01/2018	1,550,000	1,599,854
National Rural Utilites Corp. Collateral Trust Notes, 5.450% Due 04/10/2017	1,150,000	1,150,639

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities

	Face Value	Fair Value
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,280,000	1,341,343
NStar Senior Unsecured Notes, 4.500% Due 11/15/2019	600,000	636,898
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 04/30/2018	1,000,000	1,038,839
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,157,000	1,229,079
12.7% - Total Utilities		$17,386,795

68.2% Total Corporate Bonds		$93,540,361

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,201,320	4,236,657
United States Treasury Floating Rate Notes, 0.952% Due 10/31/2018**	5,000,000	5,007,200
United States Treasury Floating Rate Notes, 0.922% Due 01/31/2019**	2,000,000	2,001,470
United States Treasury Notes, 0.750% Due 10/31/2017	4,000,000	3,995,312
11.1% - Total United States Government Treasury Obligations		$15,240,639

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.400% Due 05/25/2021**	2,500,000	2,494,105
FHLMC Step-up Coupon Notes, 1.000% Due 07/27/2021**	1,800,000	1,764,736
FHLMC Step-up Coupon Notes, 1.250% Due 08/24/2021**	1,500,000	1,479,957
FHLMC Step-up Coupon Notes, 1.100% Due 11/23/2021**	2,000,000	1,981,652
FHLMC Step-up Coupon Notes, 1.500% Due 12/30/2021**	2,000,000	1,999,384
FHLMC Step-up Coupon Notes, 1.500% Due 06/07/2021**	1,380,000	1,379,507
FHLMC Step-up Coupon Notes, 1.150% Due 06/21/2021**	2,000,000	1,989,264
FHLMC Step-up Coupon Notes, 1.500% Due 03/14/2022**	2,000,000	1,998,092
FHLMC Step-up Coupon Notes, 1.500% Due 01/27/2022**	1,200,000	1,199,000
11.8% - Total United States Government Agency Obligations		$16,285,697

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM, 3.249% Due 04/01/2042**	588,580	609,609
FHLMC CMO Series 2989 Class TG, 5.000% Due 06/15/2025	702,246	751,786
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	843,970	852,579
FHLMC CMO Series 4009 Class PA, 2.000% Due 06/15/2041	514,534	507,491
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	536,285	544,239
FNMA 7/1 Hybrid ARM, 2.762% Due 02/01/2046**	980,191	1,006,173
FNMA 7/1 Hybrid ARM, 2.794% Due 12/01/2044**	822,438	846,755
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	479,268	512,368
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	927,261	1,012,640
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	54,072	56,541
GNMA Pool 726475, 4.000% Due 11/15/2024	282,282	293,760
5.1% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$6,993,941

Total Fixed Income Securities 96.2%		$132,060,638
(Identified Cost $132,286,205)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.61%**	4,349,155	4,349,155
Total Cash Equivalents 3.2%		$4,349,155
(Identified Cost $4,349,155)

Total Portfolio Value 99.4%		$136,409,793
(Identified Cost $136,635,360)

Other Assets in Excess of Liabilities 0.6%		$854,422

Total Net Assets 100.0%		$137,264,215

* 144A Restricted Security. The total fair value of such securities as of March 31, 2017 was $3,739,058 and represented 2.72% of net assets.

- Schlumberger Norge Bond, Lot 1, purchased on June 23, 2016, for $999,810; price on March 31, 2017 was $99.905.

- Northern Natural Gas Co. Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180; price on March 31, 2017 was $104.792.

- Northern Natural Gas Co. Bond, Lot 2, was purchased on January 15, 2013, for $72,412.80; price on March 31, 2017 was $104.792.

- Northern Natural Gas Co. Bond, Lot 3, was purchased on November 26, 2014, for $249,766; price on March 31, 2017 was $104.792.

** Variable Rate Security; the rate shown is as of March 31, 2017.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	1,460,000	$1,468,210
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	2,116,000	2,218,065
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	500,000	525,125
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,077,952
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	2,000,000	2,089,040
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	1,600,000	1,559,333
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,600,000	1,621,731
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,030,013
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	500,000	545,645
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 3.500% Due 06/03/2024	1,500,000	1,530,627
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	1,600,000	1,606,112
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	1,290,000	1,320,888
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,500,000	1,647,417
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,072,974
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	1,600,000	1,619,184
US Bancorp Subordinated Notes, 2.950% Due 07/15/2022	1,246,000	1,257,904
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	1,000,000	1,029,798
Wells Fargo & Co. Subordinated Notes, 4.300% Due 07/22/2027	1,400,000	1,454,802
Wells Fargo & Co. Subordinated Notes, 4.480% Due 01/16/2024	1,220,000	1,299,931
24.0% - Total Finance		$25,974,751

Industrial
AT&T Inc. Senior Unsecured Notes, 3.000% Due 02/15/2022	1,500,000	1,496,538
Becton Dickinson Co. Senior Unsecured Notes, 3.734% Due 12/15/2024	1,790,000	1,842,578
Chevron Corp. Senior Unsecured Notes, 2.355% Due 12/05/2022	1,500,000	1,483,436
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,403,744
CVS Health Corp. Senior Unsecured Notes, 3.500% Due 07/20/2022	1,600,000	1,646,746
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,500,000	1,489,550
General Electric Capital Corp. Senior Unsecured Notes, 1.822% Due 04/15/2020**	753,000	763,316
General Electric Capital Corp. Senior Unsecured Notes, 2.131% Due 03/15/2023**	2,230,000	2,286,789
Goodrich Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,000,000	1,070,256
Johnson Controls International PLC, 3.750% Due 12/01/2021	990,000	1,027,855
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,100,000	1,189,892
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,040,599
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	500,000	542,122
Shell International Finance Senior Unsecured Notes, 2.125% Due 05/11/2020	1,800,000	1,800,036
Shell International Finance Senior Unsecured Notes, 3.250% Due 05/11/2025	1,000,000	1,009,706
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	500,000	501,676
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,500,000	1,499,575
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055	1,782,000	1,591,326
21.9% - Total Industrial		$23,685,740

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 3.750% Due 11/15/2023	1,000,000	1,045,105
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	460,000	478,082
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	662,850
Duke Energy Ohio First Mortgage, 5.450% Due 04/01/2019	1,000,000	1,069,145
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	1,500,000	1,512,561
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,190,000	1,185,621
Georgia Power Co. Senior Unsecured Notes, 2.850% Due 05/15/2022	1,111,000	1,116,954
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	566,230
National Rural Utilities Corp. Collateral Trust, 5.450% Due 02/01/2018	1,190,000	1,228,275
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,047,924
NStar Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	530,748
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	1,500,000	1,548,750
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,062,298
12.1% - Total Utilities		$13,054,543

34.0% Total Corporate Bonds		$62,715,034

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities

	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security, 1.000% Due 02/15/2046	1,741,973	1,768,449
United States Treasury Floating Rate Notes, 0.972% Due 04/30/2018**	5,000,000	5,008,310
United States Treasury Floating Rate Notes, 0.952% Due 10/31/2018**	800,000	801,152
United States Treasury Floating Rate Notes, 0.922% Due 01/31/2019**	5,000,000	5,003,675
United States Treasury Notes, 2.500% Due 05/15/2046	2,500,000	2,238,965
United States Treasury Notes, 2.750% Due 11/15/2042	450,000	428,467
14.1% - Total United States Government Treasury Obligations		$15,249,018

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.050% Due 10/28/2021**	1,500,000	1,491,438
FHLMC Step-up Coupon Notes, 1.875% Due 06/07/2021**	3,250,000	3,248,840
FHLMC Step-up Coupon Notes, 1.500% Due 06/21/2021**	3,000,000	2,983,896
FHLMC Step-up Coupon Notes, 1.100% Due 11/23/2021**	1,500,000	1,486,239
FHLMC Step-up Coupon Notes, 1.150% Due 07/12/2021**	2,000,000	1,987,680
10.3% - Total United States Government Agency Obligations		$11,198,093

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM, 3.249% Due 04/01/2042**	630,622	653,152
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	587,139	618,419
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	178,793	192,956
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	993,966	1,033,675
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	218,892	222,138
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	279,527	313,972
FNMA 10/1 Hybrid ARM, 3.258% Due 12/01/2041**	444,318	461,275
FNMA 7/1 Hybrid ARM, 2.794% Due 12/01/2044**	844,752	869,729
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	383,826	404,261
FNMA CMO Series 2015-37 Class BA, 3.000% Due 08/25/2044	1,975,801	2,023,173
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	1,381,431	1,385,505
FNMA CMO Series 2016-99 Class TA, 3.500% Due 03/25/2036	1,244,894	1,297,015
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	370,904	405,056
9.1% - Total United States Government Agency Obligations - Mortgage Backed Securities		$9,880,326

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	791,939
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,127,290
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,034,330
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	328,713
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,552,168
4.5% - Total Taxable Municipal Bonds		$4,834,440

Total Fixed Income Securities 96.0%		$103,876,911
(Identified Cost $103,153,884)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	59,890	1,591,876
Total Preferred Stocks 1.5%		$1,591,876
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.61%**	2,070,964	2,070,964
Total Cash Equivalents 1.9%		$2,070,964
(Identified Cost $2,070,964)

Total Portfolio Value 99.4%		$107,539,751
(Identified Cost $106,670,879)

Other Assets in Excess of Liabilities 0.6%		$698,153

Total Net Assets 100%		$108,237,904

* 144A Restricted Security. The total fair value of such securities as of March 31, 2017 was $1,047,924 and represented 0.97% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on March 31, 2017 was $104.792.

** Variable Rate Security; the rate shown is as of March 31, 2017.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	2,000,000	$2,011,246
AON Corp. Senior Unsecured Notes, 3.875% Due 12/15/2025	1,000,000	1,017,253
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	1,000,000	1,048,235
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,700,000	1,832,518
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	2,000,000	2,089,040
Huntington Bancshares Senior Unsecured Notes, 3.150% Due 03/14/2021	2,000,000	2,034,586
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	2,000,000	2,027,164
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,030,013
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,000,000	1,091,291
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,270,000	1,270,000
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 3.500% Due 06/03/2024	1,000,000	1,020,418
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	2,000,000	2,007,640
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	1,500,000	1,498,677
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	750,000	767,958
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,098,278
PNC Financial Services Subordinated Notes, 3.900% Due 04/29/2024	1,000,000	1,037,272
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,250,015
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	2,000,000	2,023,980
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	1,100,000	1,132,778
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,640,000	1,655,669
Wells Fargo & Co. Subordinated Notes, 5.606% Due 01/15/2044	2,600,000	2,978,518
22.9% - Total Finance		$31,922,549

Industrial
AT&T Inc. Senior Unsecured Notes, 5.000% Due 03/01/2021	2,000,000	2,157,778
Becton Dickinson Co. Senior Unsecured Notes, 3.734% Due 12/15/2024	2,000,000	2,058,746
Chevron Corp. Senior Unsecured Notes, 2.355% Due 12/05/2022	1,250,000	1,236,196
CVS Health Corp. Senior Unsecured Notes, 3.500% Due 07/20/2022	2,000,000	2,058,432
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,420,000	1,521,615
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,444,746
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	2,000,000	1,986,066
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.131% Due 03/15/2023**	3,000,000	3,076,398
Johnson Controls International PLC, 3.625% Due 07/02/2024	1,125,000	1,148,646
Johnson Controls International PLC, 3.750% Due 12/01/2021	850,000	882,501
Kroger Co. Senior Unsecured Notes, 3.400% Due 04/15/2022	985,000	1,006,449
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,000,000	1,081,720
McDonalds Corp. Senior Unsecured Notes, 6.300% Due 03/01/2038	1,300,000	1,625,475
Shell International Finance Senior Unsecured Notes, 2.125% Due 05/11/2020	550,000	550,011
Shell International Finance Senior Unsecured Notes, 3.250% Due 05/11/2025	1,600,000	1,615,530
Target Corp. Senior Unsecured Notes, 2.500% Due 04/15/2026	1,500,000	1,401,094
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	580,000	581,945
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,570,000	1,569,556
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055	2,532,000	2,261,076
20.9% - Total Industrial		$29,263,980

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 3.750% Due 11/15/2023	1,600,000	1,672,168
Duke Energy Corp., Senior Unsecured Notes, 3.550% Due 09/15/2021	2,225,000	2,306,887
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	1,655,000	1,668,859
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	498,160
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	427,764
Northern Natural Gas Co. Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,047,924
NStar Senior Unsecured Notes, 4.500% Due 11/15/2019	1,000,000	1,061,497
Virginia Electric & Power Co. Senior Unsecured Notes, 5.950% Due 09/15/2017	1,535,000	1,564,994
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	1,465,000	1,512,613
Xcel Energy Inc. Senior Unsecured Notes, 3.300% Due 06/01/2025	500,000	500,760
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,062,298
9.5% - Total Utilities		$13,323,924

30.4% Total Corporate Bonds		$74,510,453

United States Government Treasury Obligations
Treasury Inflation Protected Security, 1.000% Due 02/15/2046	1,741,973	1,768,449
United States Treasury Bond, 2.500% Due 02/15/2045	5,000,000	4,492,775
United States Treasury Floating Rate Notes, 0.972% Due 04/30/2018**	5,000,000	5,008,310
United States Treasury Floating Rate Notes, 0.952% Due 10/31/2018**	2,400,000	2,403,456
United States Treasury Notes, 2.500% Due 05/15/2046	6,000,000	5,373,516
United States Treasury Notes, 2.750% Due 08/15/2042	3,000,000	2,860,077
United States Treasury Notes, 2.750% Due 11/15/2042	1,400,000	1,333,007
16.6% - Total United States Government Treasury Obligations		$23,239,590

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities

	Face Value	Fair Value
United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.250% Due 08/24/2021**	5,000,000	4,933,190
FHLMC Step-up Coupon Notes, 1.500% Due 06/21/2021**	1,500,000	1,491,948
FHLMC Step-up Coupon Notes, 1.500% Due 06/23/2021**	1,500,000	1,499,663
FHLMC Step-up Coupon Notes, 1.150% Due 07/12/2021**	1,500,000	1,490,760
FHLMC Step-up Coupon Notes, 1.500% Due 12/30/2021**	1,000,000	999,692
FHLMC Step-up Coupon Notes, 1.500% Due 01/27/2022**	1,200,000	1,199,000
8.3% - Total United States Government Agency Obligations		11,614,253

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM, 3.249% Due 04/01/2042**	630,622	653,152
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	156,443	168,837
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	993,966	1,033,675
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	437,784	444,276
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	251,692	270,705
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	631,975	709,850
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	1,528,665	1,609,710
FNMA 10/1 Hybrid ARM, 3.258% Due 12/01/2041**	444,318	461,275
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	293,131	313,375
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,171,813	1,200,515
FNMA CMO Series 2013-83 Class MH, 4.000% Due 08/25/2043	528,250	559,588
FNMA CMO Series 2014-20 Class AC, 3.000% Due 08/25/2036	939,906	974,340
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	559,505	584,781
FNMA CMO Series 2015-72 Class GB, 2.500% Due 12/25/2042	1,398,793	1,408,518
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	3,223,339	3,232,845
FNMA CMO Series 2016-99 Class TA, 3.500% Due 03/25/2036	1,053,371	1,097,475
FNMA CMO Series 2016-79 Class L, 2.500% Due 10/25/2044	2,164,836	2,151,399
FNMA Partner Certificate Pool 1107, 3.500% Due 07/01/2032	1,204,194	1,257,655
FNMA Partner Certificate Pool 889050, 6.000% Due 05/01/2037	472,693	534,631
FNMA Partner Certificate Pool AL9309, 3.500% Due 10/01/2031	1,373,324	1,434,618
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	253,226	283,489
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	383,826	404,260
14.9% - Total United States Government Agency Obligations - Mortgage Backed Securities		$20,788,969

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	819,247
Cincinnati Children's Hospital Medical Center, 2.853% Due 11/15/2026	750,000	716,828
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	2,012,213
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	999,753
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	919,530
3.9% Total Taxable Municipal Bonds		$5,467,571

Total Fixed Income Securities 97.0%		$135,620,836
(Identified Cost $135,204,117)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	58,100	1,544,298
Total Preferred Stocks 1.1%		$1,544,298
(Identified Cost $1,410,853)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.61%**	1,715,919	1,715,919
Total Cash Equivalents 1.2%		$1,715,919
(Identified Cost $1,715,919)

Total Portfolio Value 99.3%		$138,881,053
(Identified Cost $138,330,889)

Other Assets in Excess of Liabilities 0.7%		$904,711

Total Net Assets 100.0%		$139,785,764

* 144A Restricted Security. The total fair value of such securities as of March 31, 2017 was $1,047,924 and represented 0.75% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on March 31, 2017 was $104.792.

** Variable Rate Security; the rate shown is as of March 31, 2017.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Ace INA Holdings Senior Unsecured Notes, 5.900% Due 06/15/2019	679,000	738,135
American Express Bank Senior Unsecured Notes, 6.000% Due 09/13/2017	1,925,000	1,963,232
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,900,000	2,054,873
Bank of America Notes, 6.875% Due 04/25/2018	1,750,000	1,841,408
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,383,000	1,394,949
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,220,000	1,315,101
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,904,000	1,920,287
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	1,700,000	1,747,124
Goldman Sachs Group Inc. Senior Unsecured Floating Rate Notes, 1.586% Due 05/22/2017**	2,200,000	2,201,808
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	1,500,000	1,461,875
JPMorgan Chase & Co. Senior Unsecured Notes, 2.750% Due 06/23/2020	2,000,000	2,026,084
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,800,000	1,964,324
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	2,075,000	2,144,413
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	2,000,000	2,000,000
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	2,165,000	2,173,270
MUFG Americas Holdings Corp. Senior Unsecured Notes, 1.625% Due 02/09/2018	1,827,000	1,827,274
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,015,522
Suntrust Banks Inc. Senior Unsecured Notes, 6.000% Due 09/11/2017	1,000,000	1,019,757
Travelers Companies Inc. Senior Unnsecured Notes, 5.800% Due 05/15/2018	1,000,000	1,046,371
Wells Fargo & Co. Senior Unsecured Notes, 2.100% Due 07/26/2021	2,200,000	2,154,728
29.0% - Total Finance		$34,010,535

Industrial
AT&T Inc. Senior Unsecured Notes, 4.600% Due 02/15/2021	2,000,000	2,127,710
BP Capital Markets PLC Senior Unsecured Notes, 1.674% Due 02/13/2018	1,267,000	1,267,796
Chevron Corp. Senior Unsecured Floating Rate Note, 1.623% Due 03/03/2022**	2,100,000	2,105,017
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	1,700,000	1,696,988
CVS Health Corp. Senior Unsecured Notes, 4.125% Due 05/15/2021	1,500,000	1,586,822
Eaton Corp. Senior Unsecured Notes, 5.600% Due 05/15/2018	1,000,000	1,041,648
Eaton Electric Holdings Senior Unsecured Notes, 3.875% Due 12/15/2020	1,025,000	1,074,892
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.323% Due 05/13/2024**	1,100,000	1,061,128
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.022% Due 04/15/2023**	2,000,000	2,050,432
Johnson Controls International PLC, 5.000% Due 03/30/2020	1,560,000	1,674,808
Kroger Co. Senior Unsecured Notes, 6.150% Due 01/15/2020	1,800,000	1,985,022
McDonald's Corp. Senior Unsecured Notes, 2.200% Due 05/26/2020	1,745,000	1,747,535
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,564,000	1,627,497
Schulmberger Norge AS Senior Unsecured Notes, 1.250% Due 08/01/2017*	2,100,000	2,098,001
Shell International Senior Unsecured Notes, 4.300% Due 09/22/2019	1,800,000	1,903,205
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	2,000,000	1,999,434
Verizon Communications Senior Unsecured Notes, 4.500% Due 09/15/2020	2,003,000	2,131,959
24.9% - Total Industrials		$29,179,894

Utilities
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 2.000% Due 11/15/2018	1,000,000	1,003,134
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,039,309
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	1,672,000	1,787,557
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	1,500,000	1,621,665
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,425,000	1,419,756
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	1,945,000	1,957,650
National Rural Utilities Collateral Trust, 5.450% Due 02/01/2018	1,270,000	1,310,848
NStar Senior Unsecured Notes, 4.500% Due 11/15/2019	480,000	509,519
Virginia Electric & PowerCo. Senior Unsecured Notes, 5.400% Due 04/30/2018	1,230,000	1,277,772
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,440,000	1,529,709
11.5% - Total Utilities		$13,456,919

36.4% Total Corporate Bonds		$76,647,348

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2017 - Unaudited

Fixed Income Securities

	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,201,320	4,236,657
United States Treasury Floating Rate Notes, 0.952% Due 10/31/2018**	3,500,000	3,505,040
United States Treasury Floating Rate Notes, 0.922% Due 01/31/2019**	1,000,000	1,000,735
United States Treasury Notes, 0.625% Due 05/31/2017***	3,500,000	3,499,632
United States Treasury Notes, 0.750% Due 10/31/2017***	6,114,000	6,106,834
15.6% - Total United States Government Treasury Obligations		$18,348,898

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 07/27/2021**	2,500,000	2,451,023
FHLMC Step-up Coupon Notes, 1.250% Due 08/24/2021**	1,000,000	986,638
FHLMC Step-up Coupon Notes, 1.875% Due 06/07/2021**	1,000,000	999,643
FHLMC Step-up Coupon Notes, 1.500% Due 06/23/2021**	1,200,000	1,199,730
FHLMC Step-up Coupon Notes, 1.500% Due 03/14/2022**	1,000,000	999,046
FHLMC Step-up Coupon Notes, 1.150% Due 07/12/2021**	2,000,000	1,987,680
FHLMC Step-up Coupon Notes, 1.500% Due 12/28/2021**	1,500,000	1,499,051
FHLMC Step-up Coupon Notes, 1.500% Due 12/30/2021**	1,769,000	1,768,455
FHLMC Step-up Coupon Notes, 1.500% Due 01/27/2022**	1,500,000	1,498,751
11.4% - Total United States Government Agency Obligations		$13,390,017

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC CMO Series 4009 Class PA, 2.000% Due 06/15/2041	1,781,078	1,756,699
FHLMC CMO Series 4287 Class AB, 2.000% Due 12/15/2026	1,063,520	1,054,586
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	184,530	194,360
FNMA 10/1 Hybrid ARM, 3.258% Due 12/01/2041**	444,318	461,275
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	1,284,218	1,313,187
FNMA CMO Pool 833200, 5.500% Due 09/01/2035	805,690	909,954
GNMA Pool 726475, 4.000% Due 11/15/2024	282,282	293,760
GNMA Pool 728920, 4.000% Due 12/15/2024	381,715	399,929
5.4% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,383,750

Total Fixed Income Securities 97.8%		$114,770,013
(Identified Cost $115,045,311)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.43%**	2,136,021	2,136,021
Total Cash Equivalents 1.8%		$2,136,021
(Identified Cost $2,136,021)

Total Portfolio Value 99.6%		$116,906,034
(Identified Cost $117,181,332)

Other Assets in Excess of Liabilities 0.4%		$462,022

Total Net Assets: 100.0%		$117,368,056

Futures Contracts	Long	Unrealized
	Contracts	Depreciation
E-mini Standard & Poor's 500 expiring June 2017 (50 units per contract)	966	$(633,123)
E-mini Standard & Poor's 500 expiring September 2017 (50 units per contract)	21	(3,126)
(Notional Value of $116,423,475)

* 144A Restricted Security. The total fair value of such securities as of March 31, 2017 was $2,098,001 and represented 1.79% of net assets.

- Schlumberger Norge Bond, Lot 1, purchased on June 23, 2016, for $1,799,095; price on March 31, 2017 was $99.905.

- Schlumberger Norge Bond, Lot 2, purchased on December 19, 2016, for $299,979; price on March 31, 2017 was $99.905.

** Variable Rate Security; the rate shown is as of March 31, 2017.

*** Held as collateral by RJ O'Brien for futures contracts

- all of US Treasury Note maturing 05/31/2017, and part of US Treasury Note maturing 10/31/2017.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2017:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$159,116,176	$—	$—	$159,116,176
Money Market Fund	3,844,458	—	—	3,844,458
Total	$162,960,634	$—	$—	$162,960,634

Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$44,447,631	$—	$—	$44,447,631
Money Market Fund	1,981,904	—	—	1,981,904
Total	$46,429,535	$—	$—	$46,429,535

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$42,118,509	$—	$—	$42,118,509
Real Estate Investment Trusts	2,001,605	—	—	2,001,605
Money Market Fund	2,464,579	—	—	2,464,579
Total	$46,584,693	$—	$—	$46,584,693

Realty Fund	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts*	$10,542,527	$—	$—	$10,542,527
Money Market Fund	6,326	—	—	6,326
Total	$10,548,853	$—	$—	$10,548,853

International Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,761,688	$—	$—	$14,761,688
Real Estate Investment Trusts	162,085	—	—	162,085
Money Market Fund	319,464	—	—	319,464
Total	$15,243,237	$—	$—	$15,243,237

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$169,614,946	$—	$169,614,946
U.S. Government Treasury Obligations	—	49,258,498	—	49,258,498
U.S. Government Agency Obligations	—	25,067,970	—	25,067,970
U.S. Government Agency Obligations - Mortgage Backed	—	44,613,444	—	44,613,444
Taxable Municipal Bonds	—	18,291,906	—	18,291,906
Preferred Stocks	3,723,247	—	—	3,723,247
Money Market Fund	1,054,703	—	—	1,054,703
Total	$4,777,950	$306,846,764	$0	$311,624,714

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$91,244,928	$—	$91,244,928
Money Market Fund	805,536	—	—	805,536
Total	$805,536	$91,244,928	$0	$92,050,464

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$93,540,361	$—	$93,540,361
U.S. Treasury Obligations	—	15,240,639	—	15,240,639
U.S. Agency Obligations	—	16,285,697	—	16,285,697
U.S. Agency Obligations – Mortgage-Backed	—	6,993,941	—	6,993,941
Cash Equivalents	4,349,155	—	—	4,349,155
Total	$4,349,155	$132,060,638	$0	$136,409,793

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$62,715,034	—	$62,715,034
U.S. Treasury Obligations	—	15,249,018	—	15,249,018
U.S. Agency Obligations	—	11,198,093	—	11,198,093
U.S. Agency Obligations – Mortgage-Backed	—	9,880,326	—	9,880,326
Taxable Municipal Bonds	—	4,834,440	—	4,834,440
Preferred Stocks	1,591,876	—	—	1,591,876
Cash Equivalents	2,070,964	—	—	2,070,964
Total	$3,662,840	$103,876,911	$0	$107,539,751

Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$74,510,453	$—	$74,510,453
U.S. Treasury Obligations	—	23,239,590	—	23,239,590
U.S. Agency Obligations	—	11,614,253	—	11,614,253
U.S. Agency Obligations – Mortgage-Backed	—	20,788,969	—	20,788,969
Taxable Municipal Bonds	—	5,467,571	—	5,467,571
Preferred Stocks	1,544,298	—	—	1,544,298
Cash Equivalents	1,715,919	—	—	1,715,919
Total	$3,260,217	$135,620,836	$0	$138,881,053

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$76,647,348	$—	$76,647,348
U.S. Treasury Obligations	—	18,348,898	—	18,348,898
U.S. Agency Obligations	—	13,390,017	—	13,390,017
U.S. Agency Obligations – Mortgage-Backed	—	6,383,750	—	6,383,750
Cash Equivalents	2,136,021	—	—	2,136,021
Sub-Total	$2,136,021	$114,770,013	$0	$116,906,034
Other Financial Instruments**	-636,249	—	—	-636,249
Total	$1,499,772	$114,770,013	$0	$116,269,785

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the three months ended March 31, 2017, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the three months ended March 31, 2017 was $113,965,674. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin payable to the Broker on futures contracts as of March 31, 2017 was $266,490.

Tax Cost of Securities

As of March 31, 2017, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$135,078,170	$30,304,392	$(2,421,928)	$27,882,464
Johnson Growth Fund	35,240,825	11,547,845	(359,135)	11,188,710
Johnson Opportunity Fund	37,027,822	10,128,255	(571,384)	9,556,871
Johnson Realty Fund	5,461,856	5,153,937	(66,940)	5,086,997
Johnson International Fund	12,929,826	3,227,041	(913,630)	2,313,411
Johnson Fixed Income Fund	307,760,692	5,846,452	(1,982,430)	3,864,022
Johnson Municipal Income Fund	90,792,812	1,778,649	(520,997)	1,257,652
Johnson Institutional Short Duration Bond Fund	136,635,360	313,186	(538,753)	(225,567)
Johnson Institutional Intermediate Bond Fund	106,670,879	1,456,676	(587,804)	868,872
Johnson Institutional Core Bond Fund	138,330,889	1,703,770	(1,153,606)	550,164
Johnson Enhanced Return Fund	117,181,332	298,450	(573,748)	(275,298)

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 18, 2017, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: May 30, 2017

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: May 30, 2017

* Print the name and title of each signing officer under his or her signature